Income taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule Of Deferred Tax Assets and Liabilities [Table Text Block]

Significant components of the Company's deferred tax assets are as follows as of December 31, 2012 and 2011 (in thousands):

	2012	2011

Net operating loss carryforwards	$20,386	$19,720
Contingent liability reserves	-	158
Derivative liabilities	849	-
Stock options and warrants	2,140	1,973
Billings in excess of costs	1,728	-
Valuation discount	(40)	(99)
Other	352	165
	25,415	21,917
Valuation allowance – deferred tax assets	(25,415)	(21,917)
	$-	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

A reconciliation of income tax expense (benefit) at the statutory rate to income tax expense at the Company's effective rate is shown below for the years ended December 31, 2012 and 2011 (in thousands):

	2012	2011

Computed at statutory rate (34%)	$(2,510)	$(5,911)
(Decrease) increase in valuation allowance for deferred tax assets	3,130	(2,220)
Loss on extinguishment of debt	—	4,267
Stock and stock options	130	3,745
Derivative liabilities	(849)	(1,338)
Valuation discount	-	1,558
Non-deductible items and other	99	(101)
Benefit for income taxes	$-	$-